Filed Pursuant to Rule 497(e)
File Nos. 333-269217; 811-23850

ARISTOTLE FUNDS SERIES TRUST (THE “TRUST”)
Supplement dated June 2, 2026 to the Prospectus and Statement of Additional Information (“SAI”) dated July 29, 2025, as may be supplemented and/or revised from time to time, with respect to the series of the Trust (the “Aristotle Funds”)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus, or SAI, as applicable.

Aristotle Short Duration Income Fund and Aristotle Strategic Income Fund

Effective June 29, 2026 (“Effective Date”), Jeff Klingelhofer has been added as Portfolio Manager for Aristotle Short Duration Income Fund and Aristotle Strategic Income Fund (each, a “Fund”, together, the “Funds”). David Weismiller, Michael Marzouk and Ying Qiu will continue to serve as portfolio managers of Aristotle Short Duration Income Fund. Brian Robertson, Michael Marzouk and David Weismiller will continue to serve as portfolio managers of Aristotle Strategic Income Fund. Accordingly, as of the Effective Date, the following disclosures in the Funds’ Prospectus and SAI are hereby revised to reflect the addition of Mr. Klingelhofer as portfolio manager.

The table listing Aristotle Short Duration Income Fund’s Portfolio Managers in the “Fund Summaries - Aristotle Short Duration Income Fund - Management” section on page 68 of the Prospectus is amended to include the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Jeff Klingelhofer, CFA, Managing Director and Portfolio Manager	Since 2026

The table listing Aristotle Strategic Income Fund’s Portfolio Managers in the “Fund Summaries - Aristotle Strategic Income Fund - Management” section on page 81 of the Prospectus is amended to include the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Jeff Klingelhofer, CFA, Managing Director and Portfolio Manager	Since 2026

The table listing Aristotle Pacific Capital, LLC’s (“Aristotle Pacific”) portfolio managers in the “About Management - Sub-Advisers” section beginning on page 135 of the Prospectus is amended to include the following:

ARISTOTLE SHORT DURATION INCOME FUND
Jeff Klingelhofer, CFA
Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2024. Mr. Klingelhofer is a Co-Portfolio Manager on Aristotle Pacific’s Credit Opportunities, Core, Core Plus, Strategic Credit, and Short Duration strategies. Prior to joining Aristotle Pacific, Mr. Klingelhofer was co-head of investments at Thornburg Investment Management and a portfolio manager on all fixed-income strategies. Prior to Thornburg, Mr. Klingelhofer was with PIMCO at its Newport Beach, Tokyo and London offices. He began his investment career in June 2004 and holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. He is a CFA® charterholder.

ARISTOTLE STRATEGIC INCOME FUND
Jeff Klingelhofer, CFA
Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2024. Mr. Klingelhofer is a Co-Portfolio Manager on Aristotle Pacific’s Credit Opportunities, Core, Core Plus, Strategic Credit, and Short Duration strategies. Prior to joining Aristotle Pacific, Mr. Klingelhofer was co-head of investments at Thornburg Investment Management and a portfolio manager on all fixed-income strategies. Prior to Thornburg, Mr. Klingelhofer was with PIMCO at its Newport Beach, Tokyo and London offices. He began his investment career in June 2004 and holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. He is a CFA® charterholder.

The section entitled “INFORMATION ABOUT THE MANAGERS – Other Accounts Managed”, beginning on page 66 of the SAI is amended to include the following:
Other Accounts Managed

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Aristotle Pacific
Jeff Klingelhofer*
Registered Investment Companies	8	$8,907,221,650	0	N/A
Other Pooled Investment Vehicles	1	$49,773,720	0	N/A
Other Accounts	13	$33,733,908	0	N/A
*    Information is as of June 2, 2026

The section entitled “INFORMATION ABOUT THE MANAGERS – Beneficial Interest of Portfolio Managers”, beginning on page 69 of the SAI is amended to include the following:
Beneficial Interest of Portfolio Managers

Aristotle Pacific

Portfolio Manager	Fund Managed and Owned	Dollar Range of Equity Securities Beneficially Owned
Jeff Klingelhofer*	Aristotle Core Bond Fund Aristotle Core Income Fund Aristotle Short Duration Income Fund Aristotle Strategic Income Fund	$100,001 – $500,000 $100,001 – $500,000 $100,001 – $500,000 $100,001 – $500,000
*    Information is as of June 2, 2026

Please retain this supplement with your Prospectus and SAI